Finance Costs (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary of finance cost

a)	Finance Costs
	Three months ended March 31,
	2022	2021
Interest on loans and borrowings (Note 8)	$396,703	$247,364
Interest on convertible debentures	1,328,046	1,512,636
Interest on lease liabilities	83,049	79,675
Transaction costs expensed	18,929	367,504
Other finance costs	31,910	28,748
Total finance costs	$1,858,637	$2,235,927

	Year Ended December 31,

	2021	2020	2019

Interest on loans and borrowings (Note 12)	$1,179,234	$1,272,512	$918,682

Interest on convertible debentures (Note 14)	5,740,346	4,410,206	2,130,247

Interest on lease liabilities (Note 8)	137,245	350,792	168,571

Transaction costs expensed 1	1,471,219	–	–

Other finance costs	90,750	–	–

Total finance costs	$8,618,794	$6,033,510	$3,217,500